UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

April
Date of reporting period:
October 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Multi-Manager Directional Alternative Strategies Fund
Institutional Class / CDAZX
Semiannual Shareholder Report | October 31, 2024
This
semiannual shareholder report
contains important information about Multi-Manager Directional Alternative Strategies Fund (the Fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 134	2.53% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 286,272,083
Total number of portfolio holdings	810
Portfolio turnover for the reporting period	127%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Equity Risk	48.1%
Short
Equity Risk	47.8%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Multi-Manager Directional Alternative Strategies Fund
Semiannual Financial Statements and Additional Information
October 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Multi-Manager Directional Alternative Strategies Fund | 2024

Portfolio of Investments
October 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 92.1%
Issuer	Shares	Value ($)
Communication Services 10.9%
Diversified Telecommunication Services 1.1%
AT&T, Inc.(a)	23,444	528,428
Deutsche Telekom AG, Registered Shares	13,173	398,266
Telia Co. AB	133,638	388,663
Verizon Communications, Inc.(a)	41,436	1,745,699
Total		3,061,056
Entertainment 2.2%
Live Nation Entertainment, Inc.(a),(b)	4,174	488,942
Spotify Technology SA(a),(b)	13,908	5,355,971
Take-Two Interactive Software, Inc.(b)	3,476	562,139
Total		6,407,052
Interactive Media & Services 6.3%
Alphabet, Inc., Class A(a)	15,087	2,581,536
Alphabet, Inc., Class C(a)	7,952	1,373,231
Cars.com, Inc.(b)	24,599	393,338
Match Group, Inc.(b)	9,286	334,575
Meta Platforms, Inc., Class A(a)	2,729	1,548,926
Reddit, Inc., Class A(a),(b)	92,447	11,028,927
Shutterstock, Inc.(a)	12,001	385,112
Ziff Davis, Inc.(a),(b)	8,220	380,339
Total		18,025,984
Media 1.0%
AMC Networks, Inc., Class A(a),(b)	17,394	140,891
Comcast Corp., Class A(a)	31,644	1,381,894
Informa PLC	59,134	617,765
Omnicom Group, Inc.	4,813	486,113
Vivendi SA	17,802	190,224
Total		2,816,887
Wireless Telecommunication Services 0.3%
T-Mobile US, Inc.(a)	2,900	647,164
Vodafone Group PLC	335,886	312,345
Total		959,509
Total Communication Services		31,270,488
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 6.7%
Automobile Components 0.6%
Continental AG	766	47,807
Modine Manufacturing Co.(a),(b)	11,116	1,309,131
Sumitomo Electric Industries Ltd.	15,200	233,815
Total		1,590,753
Automobiles 0.1%
Subaru Corp.	13,000	232,170
Broadline Retail 0.4%
Amazon.com, Inc.(a),(b)	2,410	449,224
eBay, Inc.(a)	13,884	798,469
Total		1,247,693
Distributors 0.1%
LKQ Corp.(a)	3,995	146,976
Diversified Consumer Services 0.4%
frontdoor, Inc.(b)	25,638	1,273,952
Hotels, Restaurants & Leisure 1.9%
Booking Holdings, Inc.(a)	318	1,487,047
Boyd Gaming Corp.	8,758	606,842
Churchill Downs, Inc.	4,207	589,401
Domino’s Pizza, Inc.(a)	746	308,643
Flutter Entertainment PLC(b)	3,086	721,915
MGM Resorts International(b)	13,733	506,336
Restaurant Brands International, Inc.	6,456	449,015
Starbucks Corp.	2,083	203,509
Wyndham Hotels & Resorts, Inc.	6,254	552,353
Total		5,425,061
Household Durables 1.5%
Lennar Corp., Class A(a)	4,271	727,351
PulteGroup, Inc.(a)	2,898	375,378
SharkNinja, Inc.(a)	35,305	3,255,474
Total		4,358,203
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 1.6%
AutoNation, Inc.(b)	1,924	299,124
AutoZone, Inc.(b)	137	412,233
Carvana Co.(b)	12,930	3,197,719
Ross Stores, Inc.	2,124	296,765
TJX Companies, Inc. (The)	4,499	508,522
Total		4,714,363
Textiles, Apparel & Luxury Goods 0.1%
Deckers Outdoor Corp.(a),(b)	600	96,534
Yue Yuen Industrial Holdings Ltd.	42,500	89,340
Total		185,874
Total Consumer Discretionary		19,175,045
Consumer Staples 3.4%
Beverages 0.4%
Constellation Brands, Inc., Class A	1,549	359,895
Molson Coors Beverage Co., Class B(a)	12,354	672,922
Total		1,032,817
Consumer Staples Distribution & Retail 1.1%
BJ’s Wholesale Club Holdings, Inc.(b)	4,271	361,882
Carrefour SA	73,003	1,159,357
J. Sainsbury PLC	40,031	137,818
Target Corp.	3,312	496,932
U.S. Foods Holding Corp.(a),(b)	6,326	389,998
Walmart, Inc.	8,678	711,162
Total		3,257,149
Food Products 1.4%
JM Smucker Co. (The)	3,742	424,754
Kraft Heinz Co. (The)(a)	41,921	1,402,677
Nomad Foods Ltd.	19,335	339,329
Simply Good Foods Co. (The)(b)	10,210	343,669
Tyson Foods, Inc., Class A(a)	8,734	511,725
WH Group Ltd.	1,272,500	990,408
Total		4,012,562
Household Products 0.2%
Central Garden & Pet Co.(a),(b)	6,517	223,533
Essity AB, Class B	10,620	299,825
Total		523,358
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 0.3%
Philip Morris International, Inc.(a)	7,350	975,345
Total Consumer Staples		9,801,231
Energy 2.7%
Energy Equipment & Services 0.4%
Modec, Inc.	8,800	191,614
Schlumberger NV	19,883	796,712
Weatherford International PLC	2,483	196,157
Total		1,184,483
Oil, Gas & Consumable Fuels 2.3%
Canadian Natural Resources Ltd.	14,001	476,314
Cenovus Energy, Inc.	45,621	733,130
Cheniere Energy, Inc.	4,693	898,146
Diamondback Energy, Inc.(a)	5,007	885,087
Dorian LPG Ltd.(a)	4,678	134,960
ENEOS Holdings, Inc.	89,500	451,487
ENI SpA	17,364	264,509
Idemitsu Kosan Co., Ltd.	168,800	1,150,784
Kosmos Energy Ltd.(a),(b)	68,144	256,222
Marathon Petroleum Corp.(a)	3,713	540,130
MEG Energy Corp.	39,251	717,448
Total		6,508,217
Total Energy		7,692,700
Financials 11.6%
Banks 4.5%
AIB Group PLC	41,339	221,620
Bank of America Corp.(a)	26,248	1,097,691
Bankinter SA	19,558	159,562
Barclays Bank PLC	157,066	481,486
BNP Paribas SA	4,238	289,430
BOC Hong Kong Holdings Ltd.	127,500	416,253
Canadian Imperial Bank of Commerce	9,600	600,608
Citigroup, Inc.(a)	17,773	1,140,494
Commerzbank AG	11,339	201,104
East West Bancorp, Inc.(a)	8,176	797,078
Fifth Third Bancorp(a)	9,505	415,179
Hana Financial Group, Inc.	4,692	202,434
Huntington Bancshares, Inc.(a)	54,921	856,218
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
ING Groep NV	34,669	588,347
JPMorgan Chase & Co.(a)	8,950	1,986,184
Mitsubishi UFJ Financial Group, Inc.	900	9,486
NatWest Group PLC	77,996	369,565
Nordea Bank Abp	41,675	487,669
Raiffeisen Bank International AG	1,430	25,617
Standard Chartered PLC	35,197	408,158
Sumitomo Mitsui Financial Group, Inc.	6,900	146,380
United Overseas Bank Ltd.	8,100	196,903
Wells Fargo & Co.(a)	27,270	1,770,369
Total		12,867,835
Capital Markets 2.1%
Bank of New York Mellon Corp. (The)(a)	23,606	1,778,948
Blue Owl Capital, Inc.	17,039	380,992
Charles Schwab Corp. (The)	2,324	164,609
Deutsche Bank AG, Registered Shares	72,191	1,226,509
Evercore, Inc., Class A(a)	913	241,187
Goldman Sachs Group, Inc. (The)	541	280,124
LPL Financial Holdings, Inc.	1,840	519,211
Morgan Stanley	4,519	525,334
Northern Trust Corp.(a)	10,478	1,053,249
Total		6,170,163
Consumer Finance 0.6%
American Express Co.	2,281	616,052
Discover Financial Services	4,025	597,431
SLM Corp.(a)	11,312	249,203
Synchrony Financial(a)	2,484	136,968
Total		1,599,654
Financial Services 1.0%
Berkshire Hathaway, Inc., Class B(b)	1,106	498,718
Corebridge Financial, Inc.(a)	41,020	1,303,206
Corpay, Inc.(b)	824	271,689
Fidelity National Information Services, Inc.	3,421	306,966
Fiserv, Inc.(b)	1,196	236,688
Jackson Financial, Inc., Class A(a)	180	17,991
Voya Financial, Inc.	3,408	273,662
Total		2,908,920
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 3.4%
Allstate Corp. (The)(a)	8,904	1,660,774
Aon PLC, Class A	2,062	756,486
Arthur J Gallagher & Co.	1,275	358,530
Beazley PLC	40,986	399,542
Chubb Ltd.	1,998	564,315
Everest Group Ltd.	1,615	574,310
First American Financial Corp.	4,557	292,332
Hamilton Insurance Group Ltd., Class B(a),(b)	6,857	119,449
Hyundai Marine & Fire Insurance Co., Ltd.	8,001	175,556
Lancashire Holdings Ltd.	26,074	212,149
Lincoln National Corp.(a)	23,186	805,714
Markel Group, Inc.(b)	293	451,809
MS&AD Insurance Group Holdings, Inc.	50,700	1,121,450
Power Corp. of Canada	25,800	815,498
Progressive Corp. (The)	818	198,635
RenaissanceRe Holdings Ltd.	1,990	522,176
Travelers Companies, Inc. (The)	1,151	283,077
White Mountains Insurance Group Ltd.	162	291,137
WR Berkley Corp.	1,996	114,111
Total		9,717,050
Total Financials		33,263,622
Health Care 15.3%
Biotechnology 2.4%
AbbVie, Inc.(a)	7,108	1,449,108
ADMA Biologics, Inc.(a),(b)	3,292	53,693
Amgen, Inc.(a)	2,626	840,740
Gilead Sciences, Inc.(a)	1,780	158,100
Incyte Corp.(a),(b)	5,687	421,520
Neurocrine Biosciences, Inc.(a),(b)	5,331	641,159
Sarepta Therapeutics, Inc.(a),(b)	25,170	3,171,420
Total		6,735,740
Health Care Equipment & Supplies 6.0%
Abbott Laboratories(a)	5,931	672,397
Boston Scientific Corp.(b)	3,615	303,732
Establishment Labs Holdings, Inc.(a),(b)	39,447	1,699,771
Glaukos Corp.(a),(b)	52,707	6,970,501
Medtronic PLC	7,596	677,943
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
PROCEPT BioRobotics Corp.(a),(b)	31,486	2,833,740
RxSight, Inc.(a),(b)	70,561	3,574,620
Stryker Corp.	263	93,702
Zimmer Biomet Holdings, Inc.	2,604	278,420
Total		17,104,826
Health Care Providers & Services 3.6%
AMN Healthcare Services, Inc.(b)	4,123	156,427
Cencora, Inc.(a)	5,851	1,334,496
Centene Corp.(a),(b)	5,767	359,053
Cigna Group (The)(a)	1,892	595,621
CVS Health Corp.(a)	1,100	62,106
DaVita, Inc.(a),(b)	3,875	541,764
Elevance Health, Inc.(a)	1,162	471,493
GeneDx Holdings Corp.(b)	29,331	2,396,049
HCA Healthcare, Inc.	1,267	454,524
Henry Schein, Inc.(b)	1,153	80,975
Humana, Inc.	1,046	269,690
McKesson Corp.	1,194	597,704
Molina Healthcare, Inc.(b)	1,147	368,439
UnitedHealth Group, Inc.	2,708	1,528,666
Universal Health Services, Inc., Class B(a)	4,599	939,622
Total		10,156,629
Life Sciences Tools & Services 0.2%
Avantor, Inc.(a),(b)	8,915	199,429
Fortrea Holdings, Inc.(b)	12,395	208,484
ICON PLC(b)	772	171,469
IQVIA Holdings, Inc.(b)	251	51,661
Thermo Fisher Scientific, Inc.	73	39,881
Total		670,924
Pharmaceuticals 3.1%
AstraZeneca PLC	2,813	400,272
Bristol-Myers Squibb Co.	7,963	444,096
GSK PLC	8,494	153,390
Johnson & Johnson(a)	2,734	437,057
Merck & Co., Inc.(a)	17,805	1,821,808
Novo Nordisk A/S, Class B	899	100,836
Pfizer, Inc.	662	18,735
Roche Holding AG	735	249,799
Common Stocks (continued)
Issuer	Shares	Value ($)
Royalty Pharma PLC, Class A(a)	2,891	78,057
Sandoz Group AG, ADR	11,010	501,927
Sanofi SA	2,204	232,918
SIGA Technologies, Inc.(a)	6,756	48,778
UCB SA	1,447	278,618
Verona Pharma PLC, ADR(b)	79,478	2,696,688
Viatris, Inc.(a)	128,196	1,487,074
Total		8,950,053
Total Health Care		43,618,172
Industrials 13.6%
Aerospace & Defense 1.4%
AAR Corp.(b)	6,910	405,617
Airbus Group SE	2,972	453,353
Curtiss-Wright Corp.	2,193	756,497
Embraer SA, ADR(b)	16,160	541,683
Howmet Aerospace, Inc.(a)	3,300	329,076
Huntington Ingalls Industries, Inc.(a)	2,623	485,150
StandardAero, Inc.(b)	27,750	800,588
Textron, Inc.	4,550	365,911
Total		4,137,875
Air Freight & Logistics 0.4%
CH Robinson Worldwide, Inc.(a)	4,153	427,925
Expeditors International of Washington, Inc.(a)	6,884	819,196
Total		1,247,121
Building Products 2.2%
Advanced Drainage Systems, Inc.	3,636	544,964
Allegion PLC	3,240	452,401
Builders FirstSource, Inc.(b)	4,682	802,495
Carlisle Companies, Inc.(a)	3,591	1,516,228
Masco Corp.(a)	11,614	928,075
MasterBrand, Inc.(b)	13,381	240,323
Owens Corning(a)	3,680	650,587
Resideo Technologies, Inc.(b)	25,977	510,967
Rockwool International A/S, Class B	992	429,288
UFP Industries, Inc.	1,868	228,531
Total		6,303,859
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 0.5%
Brink’s Co. (The)	4,888	502,437
Clean Harbors, Inc.(b)	2,265	523,804
Securitas AB	42,654	501,777
Total		1,528,018
Construction & Engineering 1.6%
Eiffage SA	3,435	319,708
EMCOR Group, Inc.(a)	2,777	1,238,736
IES Holdings, Inc.(a),(b)	11,834	2,587,682
Valmont Industries, Inc.	1,241	386,795
Total		4,532,921
Electrical Equipment 0.7%
Acuity Brands, Inc.	2,030	610,401
AMETEK, Inc.	2,109	386,664
Emerson Electric Co.	2,118	229,316
nVent Electric PLC	3,575	266,588
Sensata Technologies Holding	11,152	382,959
Total		1,875,928
Ground Transportation 0.0%
Central Japan Railway Co.	3,200	66,270
Industrial Conglomerates 0.7%
Honeywell International, Inc.	2,995	616,012
Siemens AG, Registered Shares	2,930	570,031
Swire Pacific Ltd., Class A	93,000	778,937
Total		1,964,980
Machinery 2.7%
Allison Transmission Holdings, Inc.	7,851	838,958
Andritz AG	6,283	379,324
Atmus Filtration Technologies, Inc.	6,706	261,132
Dover Corp.	3,535	669,281
Fortive Corp.	3,937	281,220
Miller Industries, Inc.(a)	3,455	226,786
Otis Worldwide Corp.	5,208	511,426
PACCAR, Inc.(a)	16,503	1,720,933
Parker-Hannifin Corp.	512	324,644
Schindler Holding AG	487	141,731
Volvo AB	8,786	230,536
Volvo AB, B Shares	49,986	1,301,977
Common Stocks (continued)
Issuer	Shares	Value ($)
Wartsila OYJ	2,921	55,944
Westinghouse Air Brake Technologies Corp.(a)	3,636	683,495
Total		7,627,387
Marine Transportation 0.2%
AP Moller - Maersk A/S, Class B	283	447,639
Wilh Wilhelmsen ASA	9,317	92,633
Total		540,272
Passenger Airlines 0.0%
Ryanair Holdings PLC, ADR	2,250	99,585
Professional Services 2.0%
Adecco Group AG, Registered Shares	26,062	815,265
Equifax, Inc.	1,446	383,219
Huron Consulting Group, Inc.(b)	4,803	555,851
Jacobs Solutions, Inc.	4,456	626,425
KBR, Inc.	6,302	422,297
Kelly Services, Inc., Class A(a)	7,512	150,165
Leidos Holdings, Inc.(a)	5,136	940,710
Robert Half, Inc.	7,388	503,197
Science Applications International Corp.	2,542	366,785
SS&C Technologies Holdings, Inc.	9,651	674,894
TriNet Group, Inc.	3,732	316,809
Total		5,755,617
Trading Companies & Distributors 0.7%
Beacon Roofing Supply, Inc.(b)	6,934	638,413
Sumitomo Corp.	38,300	807,993
WESCO International, Inc.(a)	2,558	491,059
Total		1,937,465
Transportation Infrastructure 0.5%
Aena SME SA	6,326	1,401,969
Total Industrials		39,019,267
Information Technology 17.4%
Communications Equipment 0.2%
InterDigital, Inc.	3,215	483,665
Electronic Equipment, Instruments & Components 1.6%
Advanced Energy Industries, Inc.	3,682	399,607
Arrow Electronics, Inc.(a),(b)	2,644	313,764
CDW Corp.(a)	1,631	307,003
Celestica, Inc.(b)	700	47,902
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Celestica, Inc.(b)	9,652	660,197
Flex Ltd.(b)	26,623	923,019
Jabil, Inc.(a)	2,360	290,492
Keysight Technologies, Inc.(b)	3,121	465,060
Trimble Navigation Ltd.(b)	6,849	414,365
Zebra Technologies Corp., Class A(b)	1,593	608,478
Total		4,429,887
IT Services 0.4%
Akamai Technologies, Inc.(a),(b)	6,302	637,006
Capgemini SE	2,799	485,573
International Business Machines Corp.(a)	713	147,391
Total		1,269,970
Semiconductors & Semiconductor Equipment 6.9%
Advanced Micro Devices, Inc.(b)	4,109	591,984
Applied Materials, Inc.(a)	6,555	1,190,257
Broadcom, Inc.(a)	4,731	803,182
Cirrus Logic, Inc.(a),(b)	4,443	487,930
KLA Corp.(a)	430	286,479
Lam Research Corp.	7,380	548,703
Microchip Technology, Inc.	5,746	421,584
Micron Technology, Inc.(a)	37,771	3,763,880
MKS Instruments, Inc.(a)	395	39,235
NVIDIA Corp.(a)	35,984	4,777,236
NXP Semiconductors NV(a)	5,897	1,382,846
Photronics, Inc.(a),(b)	15,402	351,166
QUALCOMM, Inc.(a)	6,715	1,093,000
Skyworks Solutions, Inc.(a)	1,553	136,012
Tower Semiconductor Ltd.(a),(b)	89,146	3,740,566
Ultra Clean Holdings, Inc.(a),(b)	3,689	123,397
Total		19,737,457
Software 7.0%
Adeia, Inc.(a)	56,313	699,970
AudioEye, Inc.(b)	60,594	1,290,652
Blend Labs, Inc., Class A(b)	213,744	775,891
Check Point Software Technologies Ltd.(a),(b)	10,460	1,811,777
Datadog, Inc., Class A(a),(b)	16,672	2,091,336
Gen Digital, Inc.(a)	24,834	722,918
Microsoft Corp.(a)	2,922	1,187,355
Common Stocks (continued)
Issuer	Shares	Value ($)
Monday.com Ltd.(a),(b)	20,461	6,012,874
NiCE Ltd., ADR(b)	2,446	424,870
Open Text Corp.	14,300	428,892
Oracle Corp.(a)	3,852	646,520
Pegasystems, Inc.(a)	6,025	478,626
Samsara, Inc., Class A(a),(b)	61,164	2,923,027
Zoom Video Communications, Inc., Class A(a),(b)	7,693	574,975
Total		20,069,683
Technology Hardware, Storage & Peripherals 1.3%
Apple, Inc.(a)	7,207	1,628,133
Dell Technologies, Inc.	4,893	604,922
Hewlett Packard Enterprise Co.	25,790	502,647
NetApp, Inc.	2,710	312,490
Samsung Electronics Co., Ltd.	13,189	560,018
Xerox Holdings Corp.(a)	16,180	132,191
Total		3,740,401
Total Information Technology		49,731,063
Materials 3.7%
Chemicals 1.1%
Celanese Corp., Class A	2,003	252,318
DuPont de Nemours, Inc.(a)	4,834	401,174
Eastman Chemical Co.(a)	4,112	432,130
Evonik Industries AG	21,308	469,611
FMC Corp.	7,410	481,576
Kronos Worldwide, Inc.(a)	13,306	153,551
Methanex Corp.	11,114	435,335
Mosaic Co. (The)	13,972	373,891
Olin Corp.	2,829	116,074
Total		3,115,660
Construction Materials 0.4%
CRH PLC	8,014	764,776
Ferguson Enterprises, Inc.	1,877	369,281
Total		1,134,057
Containers & Packaging 0.1%
Smurfit WestRock PLC	6,045	311,318
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 2.1%
Barrick Gold Corp.	30,100	581,744
Centerra Gold, Inc.	36,000	254,419
Hudbay Minerals, Inc.	63,246	566,051
Kinross Gold Corp.	80,608	812,528
Kinross Gold Corp.	118,100	1,191,730
Reliance, Inc.	477	136,584
Rio Tinto Ltd.	18,284	1,435,615
Teck Resources Ltd., Class B	15,722	730,916
United States Steel Corp.	7,387	286,985
Total		5,996,572
Total Materials		10,557,607
Real Estate 1.9%
Hotel & Resort REITs 0.0%
Park Hotels & Resorts, Inc.(a)	2,418	33,586
Industrial REITs 0.2%
Americold Realty Trust, Inc.(a)	15,130	388,538
Rexford Industrial Realty, Inc.	5,368	230,234
Total		618,772
Residential REITs 0.1%
Essex Property Trust, Inc.	1,107	314,233
Retail REITs 0.2%
Kimco Realty Corp.	16,212	384,549
Regency Centers Corp.(a)	3,253	232,394
Total		616,943
Specialized REITs 1.4%
American Tower Corp.(a)	7,429	1,586,389
Extra Space Storage, Inc.	1,053	171,955
Lamar Advertising Co., Class A(a)	1,633	215,556
Outfront Media, Inc.(a)	21,183	376,210
SBA Communications Corp.(a)	3,792	870,150
VICI Properties, Inc.	9,848	312,772
Weyerhaeuser Co.	8,868	276,327
Total		3,809,359
Total Real Estate		5,392,893
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 4.9%
Electric Utilities 2.4%
American Electric Power Co., Inc.(a)	2,230	220,212
Chubu Electric Power Co., Inc.	8,600	98,858
Enel SpA	96,828	734,351
FirstEnergy Corp.	11,185	467,869
NRG Energy, Inc.(a)	36,055	3,259,372
OGE Energy Corp.	13,577	542,944
PPL Corp.	18,451	600,765
Scottish & Southern Energy PLC	15,076	342,578
Southern Co. (The)	6,214	565,660
Total		6,832,609
Gas Utilities 0.8%
New Jersey Resources Corp.	2,651	121,655
Osaka Gas Co., Ltd.	74,000	1,585,721
Rubis SCA	22,536	552,179
Total		2,259,555
Independent Power and Renewable Electricity Producers 0.6%
Talen Energy Corp.(b)	4,142	751,193
Vistra Corp.	8,317	1,039,293
Total		1,790,486
Multi-Utilities 1.1%
CenterPoint Energy, Inc.	19,361	571,730
Dominion Energy, Inc.(a)	11,185	665,843
Engie SA	73,466	1,231,402
NiSource, Inc.	18,581	653,308
Total		3,122,283
Total Utilities		14,004,933
Total Common Stocks (Cost $215,843,622)		263,527,021

Limited Partnerships 0.3%

Energy 0.3%
Oil, Gas & Consumable Fuels 0.3%
Enterprise Products Partners LP(a)	27,129	777,517
Total Energy		777,517
Total Limited Partnerships (Cost $793,274)		777,517
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)

Preferred Stocks 0.1%
Issuer	Shares	Value ($)
Consumer Discretionary 0.0%
Automobiles 0.0%
BMW AG	1,626	119,653
Total Consumer Discretionary		119,653
Consumer Staples 0.1%
Household Products 0.1%
Henkel AG & Co. KGaA	2,462	213,192
Total Consumer Staples		213,192
Total Preferred Stocks (Cost $338,888)		332,845

Warrants —%
Issuer	Shares	Value ($)
Information Technology —%
Software —%
Constellation Software, Inc.(b),(c),(d) 03/31/2040	100	—
Total Information Technology		—
Total Warrants (Cost $—)		—

Call Option Contracts Purchased 0.8%
Value ($)
(Cost $2,865,460)	2,365,726

Put Option Contracts Purchased 0.9%

(Cost $3,051,699)	2,620,664

Money Market Funds 4.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.040%(e),(f)	13,307,533	13,304,871
Total Money Market Funds (Cost $13,303,742)		13,304,871
Total Investments (Cost $236,196,685)		282,928,644

Investments in Securities Sold Short

Common Stocks (45.8)%
Issuer	Shares	Value ($)
Communication Services (1.1)%
Diversified Telecommunication Services (0.6)%
Cellnex Telecom SA	(26,648)	(978,668)
Globalstar, Inc.(b)	(115,129)	(120,886)
Liberty Global Ltd., Class C(b)	(14,281)	(294,474)
Telia Co. AB	(33,784)	(98,255)
TELUS Corp.	(13,633)	(215,508)
Total		(1,707,791)
Entertainment (0.1)%
Roblox Corp. Class A(b)	(5,974)	(308,975)
Interactive Media & Services (0.1)%
Angi, Inc.(b)	(39,873)	(94,898)
Rumble, Inc.(b)	(34,717)	(202,747)
Total		(297,645)
Media (0.3)%
Cable One, Inc.	(554)	(189,224)
Clear Channel Outdoor Holdings, Inc.(b)	(128,156)	(188,389)
Dentsu, Inc.	(10,300)	(317,938)
Fox Corp., Class A	(3,940)	(165,480)
Total		(861,031)
Total Communication Services		(3,175,442)
Consumer Discretionary (5.6)%
Automobile Components (0.4)%
Luminar Technologies, Inc.(b)	(173,711)	(134,696)
Nokian Renkaat OYJ	(65,781)	(545,972)
QuantumScape Corp.(b)	(80,354)	(413,823)
Total		(1,094,491)
Automobiles (0.3)%
Lucid Group, Inc.(b)	(15,487)	(34,226)
Rivian Automotive, Inc.(b)	(16,090)	(162,509)
Tesla, Inc.(b)	(191)	(47,721)
Thor Industries, Inc.	(5,557)	(578,373)
Total		(822,829)
Diversified Consumer Services (0.2)%
Mister Car Wash, Inc.(b)	(39,168)	(294,152)
Service Corp. International	(4,301)	(351,176)
Total		(645,328)
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure (3.0)%
Airbnb, Inc., Class A(b)	(29,818)	(4,019,168)
Choice Hotels International, Inc.	(3,123)	(435,690)
Delivery Hero SE(b)	(9,972)	(423,333)
Domino’s Pizza, Inc.	(5,000)	(2,068,650)
DraftKings, Inc., Class A(b)	(11,364)	(401,376)
InterContinental Hotels Group PLC	(2,461)	(271,442)
Krispy Kreme, Inc.	(6,772)	(76,998)
Life Time Group Holdings, Inc.(b)	(8,924)	(198,827)
Playa Hotels & Resorts NV(b)	(35,135)	(298,647)
Sabre Corp.(b)	(66,795)	(213,744)
SJM Holdings Ltd.(b)	(364,000)	(125,169)
Soho House & Co., Inc., Class A(b)	(25,499)	(135,400)
Total		(8,668,444)
Household Durables (1.0)%
KB Home	(3,094)	(242,879)
Lennar Corp., Class A	(7,379)	(1,256,644)
LGI Homes, Inc.(b)	(4,840)	(491,550)
Pultegroup, Inc.	(5,524)	(715,524)
Total		(2,706,597)
Leisure Products (0.1)%
Acushnet Holdings Corp.	(4,747)	(290,991)
Specialty Retail (0.4)%
Floor & Decor Holdings, Inc., Class A(b)	(5,708)	(588,209)
Lowe’s Companies, Inc.	(652)	(170,713)
Revolve Group, Inc.(b)	(8,335)	(206,875)
Tractor Supply Co.	(778)	(206,567)
Total		(1,172,364)
Textiles, Apparel & Luxury Goods (0.2)%
Birkenstock Holding PLC(b)	(2,803)	(128,938)
Canada Goose Holdings, Inc.(b)	(4,718)	(46,331)
Deckers Outdoor Corp.(b)	(1,670)	(268,686)
NIKE, Inc., Class B	(997)	(76,899)
Total		(520,854)
Total Consumer Discretionary		(15,921,898)

Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples (0.9)%
Beverages (0.3)%
Celsius Holdings, Inc.(b)	(7,959)	(239,406)
Davide Campari-Milano NV	(19,827)	(133,114)
National Beverage Corp.	(8,141)	(367,892)
Treasury Wine Estates Ltd.	(28,420)	(211,000)
Total		(951,412)
Food Products (0.3)%
Barry Callebaut AG, Registered Shares	(126)	(220,990)
Hormel Foods Corp.	(10,980)	(335,439)
TreeHouse Foods, Inc.(b)	(6,436)	(234,142)
Yakult Honsha Co., Ltd.	(4,500)	(97,790)
Total		(888,361)
Household Products (0.3)%
Church & Dwight Co., Inc.	(2,452)	(244,979)
Clorox Co. (The)	(1,392)	(220,702)
Kimberly-Clark Corp.	(1,566)	(210,126)
Total		(675,807)
Total Consumer Staples		(2,515,580)
Energy (1.3)%
Energy Equipment & Services (0.1)%
Core Laboratories, Inc.	(13,358)	(252,466)
Oil, Gas & Consumable Fuels (1.2)%
Antero Resources Corp.(b)	(13,479)	(348,836)
Cameco Corp.	(2,700)	(141,094)
CVR Energy, Inc.	(13,994)	(222,504)
Energy Fuels, Inc.(b)	(82,100)	(495,896)
Matador Resources Co.	(6,535)	(340,539)
Neste OYJ	(49,656)	(797,278)
New Fortress Energy, Inc.	(26,158)	(219,989)
NextDecade Corp.(b)	(17,562)	(102,562)
Occidental Petroleum Corp.	(12,345)	(618,608)
Permian Resources Corp.	(8,752)	(119,290)
Total		(3,406,596)
Total Energy		(3,659,062)
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Financials (4.3)%
Banks (2.3)%
Aozora Bank Ltd.	(18,900)	(325,839)
Bank of Hawaii Corp.	(9,325)	(673,545)
Commerce Bancshares, Inc.	(6,979)	(436,188)
Commonwealth Bank of Australia	(11,911)	(1,110,992)
Community Financial System, Inc.	(11,852)	(724,631)
Cullen/Frost Bankers, Inc.	(2,721)	(346,519)
CVB Financial Corp.	(13,201)	(256,496)
First Financial Bankshares, Inc.	(16,265)	(587,817)
Glacier Bancorp, Inc.	(16,721)	(872,000)
Hang Seng Bank Ltd.	(46,100)	(563,904)
Texas Capital Bancshares, Inc.(b)	(4,676)	(359,818)
United Bankshares, Inc.	(7,200)	(271,296)
Total		(6,529,045)
Capital Markets (0.8)%
Ashmore Group PLC	(93,127)	(254,702)
Avanza Bank Holding AB	(9,106)	(189,677)
EQT AB	(37,455)	(1,086,683)
Moelis & Co., Class A	(5,182)	(344,085)
T Rowe Price Group, Inc.	(4,556)	(500,522)
Total		(2,375,669)
Consumer Finance (0.1)%
Credit Acceptance Corp.(b)	(689)	(292,825)
Upstart Holdings, Inc.(b)	(3,230)	(157,236)
Total		(450,061)
Financial Services (0.5)%
Edenred SE	(7,071)	(228,695)
Toast, Inc. Class A(b)	(26,194)	(786,606)
Washington H. Soul Pattinson & Co., Ltd.	(14,492)	(317,567)
Total		(1,332,868)
Insurance (0.6)%
Arthur J Gallagher & Co.	(1,563)	(439,516)
Cincinnati Financial Corp.	(2,052)	(288,983)
Erie Indemnity Co., Class A	(539)	(241,925)
Kinsale Capital Group, Inc.	(662)	(283,409)

Common Stocks (continued)
Issuer	Shares	Value ($)
RLI Corp.	(1,285)	(200,421)
Trupanion, Inc.(b)	(2,577)	(141,168)
Total		(1,595,422)
Mortgage Real Estate Investment Trusts (REITS) (0.0)%
Blackstone Mortgage Trust, Inc., Class A	(3,242)	(59,037)
Total Financials		(12,342,102)
Health Care (5.6)%
Biotechnology (1.4)%
Ascendis Pharma A/S ADR(b)	(1,128)	(138,541)
Exact Sciences Corp.(b)	(9,378)	(646,425)
GRAIL, Inc.(b)	(4,518)	(61,309)
Legend Biotech Corp., ADR(b)	(2,953)	(132,944)
Madrigal Pharmaceuticals, Inc.(b)	(614)	(159,235)
Moderna, Inc.(b)	(15,406)	(837,470)
Myriad Genetics, Inc.(b)	(8,483)	(186,287)
Recursion Pharmaceuticals, Inc., Class A(b)	(14,357)	(90,736)
Rhythm Pharmaceuticals, Inc.(b)	(3,062)	(146,149)
TG Therapeutics, Inc.(b)	(5,480)	(137,329)
Twist Bioscience Corp.(b)	(3,828)	(154,498)
Vericel Corp.(b)	(22,249)	(979,846)
Zealand Pharma A/S(b)	(1,875)	(216,455)
Total		(3,887,224)
Health Care Equipment & Supplies (1.0)%
Align Technology, Inc.(b)	(513)	(105,180)
Ambu A/S(b)	(6,707)	(124,458)
Carl Zeiss Meditec AG	(1,749)	(110,103)
Dexcom, Inc.(b)	(1,844)	(129,965)
Edwards Lifesciences Corp.(b)	(1,949)	(130,603)
Inspire Medical Systems, Inc.(b)	(6,478)	(1,263,469)
Neogen Corp.(b)	(7,534)	(107,586)
Zimmer Biomet Holdings, Inc.	(9,264)	(990,507)
Total		(2,961,871)
Health Care Providers & Services (0.1)%
Guardant Health, Inc.(b)	(4,507)	(98,613)
Privia Health Group, Inc.(b)	(7,286)	(133,771)
Total		(232,384)
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology (0.2)%
GoodRx Holdings, Inc., Class A(b)	(21,396)	(130,944)
M3, Inc.	(42,500)	(436,795)
Schrodinger, Inc.(b)	(8,199)	(144,261)
Total		(712,000)
Life Sciences Tools & Services (2.4)%
10X Genomics, Inc., Class A(b)	(7,067)	(113,284)
Charles River Laboratories International, Inc.(b)	(14,540)	(2,596,553)
Medpace Holdings, Inc.(b)	(8,181)	(2,570,634)
Oxford Nanopore Technologies PLC(b)	(120,111)	(208,310)
Sartorius AG	(600)	(155,434)
Sartorius Stedim Biotech	(5,577)	(1,118,762)
Total		(6,762,977)
Pharmaceuticals (0.5)%
Astellas Pharma, Inc.	(39,000)	(456,625)
Cassava Sciences, Inc.(b)	(3,959)	(102,162)
Corcept Therapeutics, Inc.(b)	(2,971)	(145,490)
Eisai Co., Ltd.	(6,500)	(220,221)
Eyepoint Pharmaceuticals, Inc.(b)	(37,247)	(438,024)
Liquidia Corp.(b)	(1,408)	(15,277)
Pliant Therapeutics, Inc.(b)	(11,184)	(157,359)
Total		(1,535,158)
Total Health Care		(16,091,614)
Industrials (6.6)%
Aerospace & Defense (1.4)%
Archer Aviation, Inc., Class A(b)	(79,599)	(250,737)
Axon Enterprise, Inc.(b)	(5,200)	(2,202,200)
Boeing Co. (The)(b)	(5,969)	(891,231)
CAE, Inc.(b)	(3,500)	(61,587)
Northrop Grumman Corp.	(633)	(322,210)
Saab AB, Class B	(9,895)	(203,231)
Total		(3,931,196)
Building Products (0.4)%
Nibe Industrier AB, Class B	(142,455)	(690,699)
Trex Co., Inc.(b)	(5,674)	(402,003)
Total		(1,092,702)
Commercial Services & Supplies (0.1)%
Montrose Environmental Group, Inc.(b)	(13,088)	(345,131)

Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering (0.2)%
Thyssenkrupp Nucera AG & Co. KGaa(b),(g)	(48,233)	(499,175)
Electrical Equipment (1.5)%
Ballard Power Systems, Inc.(b)	(15,500)	(24,602)
ChargePoint Holdings, Inc.(b)	(67,113)	(80,535)
Enovix Corp.(b)	(23,751)	(213,878)
Furukawa Electric Co., Ltd.	(26,300)	(646,821)
NEXTracker, Inc., Class A(b)	(38,767)	(1,543,702)
Nidec Corp.	(12,200)	(243,034)
Plug Power, Inc.(b)	(71,527)	(140,193)
Rockwell Automation, Inc.	(5,563)	(1,483,708)
Total		(4,376,473)
Machinery (0.7)%
Husqvarna AB	(70,240)	(453,628)
Kornit Digital Ltd.(b)	(14,715)	(336,827)
Proto Labs, Inc.(b)	(13,727)	(376,120)
Toro Co. (The)	(3,411)	(274,517)
VAT Group AG	(1,317)	(548,391)
Total		(1,989,483)
Passenger Airlines (0.0)%
Joby Aviation, Inc.(b)	(21,198)	(101,750)
Professional Services (0.5)%
Dayforce, Inc.(b)	(9,893)	(701,908)
Dun & Bradstreet Holdings, Inc.	(18,254)	(217,040)
Exponent, Inc.	(4,039)	(381,201)
TransUnion	(615)	(62,300)
Total		(1,362,449)
Trading Companies & Distributors (1.7)%
Ashtead Group PLC	(11,803)	(882,955)
Fastenal Co.	(5,163)	(403,643)
SiteOne Landscape Supply, Inc.(b)	(2,606)	(364,162)
Watsco, Inc.	(6,487)	(3,068,416)
Total		(4,719,176)
Transportation Infrastructure (0.1)%
Atlas Arteria Ltd.	(132,667)	(424,697)
Total Industrials		(18,842,232)
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology (17.4)%
Communications Equipment (0.4)%
Ciena Corp.(b)	(18,429)	(1,170,426)
Electronic Equipment, Instruments & Components (1.5)%
CDW Corp.	(12,043)	(2,266,854)
Cognex Corp.	(9,726)	(391,277)
Evolv Technologies Holdings, Inc.(b)	(23,886)	(51,355)
Keysight Technologies, Inc.(b)	(5,579)	(831,327)
Lightwave Logic, Inc.(b)	(84,707)	(266,827)
Novanta, Inc.(b)	(2,606)	(443,645)
Total		(4,251,285)
IT Services (2.2)%
Amdocs Ltd.	(3,295)	(289,120)
Applied Digital Corp.(b)	(9,708)	(65,626)
Cognizant Technology Solutions Corp., Class A	(29,649)	(2,211,519)
Infosys Ltd., ADR	(11,144)	(233,021)
International Business Machines Corp.	(10,136)	(2,095,314)
MongoDB, Inc.(b)	(2,823)	(763,339)
Snowflake, Inc., Class A(b)	(4,232)	(485,918)
Wix.com Ltd.(b)	(1,852)	(309,506)
Total		(6,453,363)
Semiconductors & Semiconductor Equipment (9.2)%
Advanced Micro Devices, Inc.(b)	(17,595)	(2,534,912)
Applied Materials, Inc.	(11,600)	(2,106,328)
Axcelis Technologies, Inc.(b)	(16,587)	(1,415,037)
Enphase Energy, Inc.(b)	(5,964)	(495,251)
Entegris, Inc.	(25,350)	(2,654,398)
FormFactor, Inc.(b)	(49,923)	(1,896,076)
Kla-tencor Corporation	(3,878)	(2,583,640)
Lattice Semiconductor Corp.(b)	(22,317)	(1,130,579)
Microchip Technology, Inc.	(48,002)	(3,521,907)
Monolithic Power Systems, Inc.	(3,095)	(2,350,033)
Power Integrations, Inc.	(4,270)	(258,036)
Skyworks Solutions, Inc.	(15,771)	(1,381,224)
Teradyne, Inc.	(12,944)	(1,374,782)
Texas Instruments, Inc.	(12,013)	(2,440,561)
Wolfspeed, Inc.(b)	(7,250)	(96,498)
Total		(26,239,262)

Common Stocks (continued)
Issuer	Shares	Value ($)
Software (3.9)%
Atlassian Corp., Class A(b)	(13,371)	(2,520,968)
Blackline, Inc.(b)	(6,733)	(372,806)
Fortinet, Inc.(b)	(22,236)	(1,749,084)
Intuit, Inc.	(665)	(405,850)
Manhattan Associates, Inc.(b)	(6,426)	(1,692,351)
Palantir Technologies, Inc., Class A(b)	(9,357)	(388,877)
Procore Technologies, Inc.(b)	(57,537)	(3,777,304)
Samsara, Inc., Class A(b)	(6,044)	(288,843)
Total		(11,196,083)
Technology Hardware, Storage & Peripherals (0.2)%
IonQ, Inc.(b)	(37,233)	(559,612)
Total Information Technology		(49,870,031)
Materials (2.3)%
Chemicals (0.6)%
Albemarle Corp.	(5,774)	(546,971)
Axalta Coating Systems Ltd.(b)	(2,678)	(101,550)
Ganfeng Lithium Group Co., Ltd., Class H	(28,200)	(77,362)
Huntsman Corp.	(9,955)	(219,010)
OCI NV(b)	(31,943)	(388,909)
PureCycle Technologies, Inc.(b)	(18,265)	(237,810)
Sumitomo Chemical Co., Ltd.	(86,600)	(231,200)
Total		(1,802,812)
Construction Materials (0.1)%
Summit Materials, Inc., Class A(b)	(7,899)	(374,492)
Containers & Packaging (0.1)%
Amcor PLC	(10,151)	(112,981)
Metals & Mining (1.5)%
Boliden AB	(13,090)	(409,509)
Compass Minerals International, Inc.	(4,046)	(49,806)
De Grey Mining Ltd.(b)	(600,297)	(597,581)
First Quantum Minerals Ltd.(b)	(43,700)	(564,630)
Ivanhoe Mines Ltd., Class A(b)	(9,200)	(121,645)
Liontown Resources Ltd.(b)	(491,744)	(262,710)
Lithium Americas Corp.(b)	(125,257)	(509,178)
Lynas Rare Earths Ltd.(b)	(130,545)	(648,778)
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
MP Materials Corp.(b)	(32,259)	(580,339)
Ryerson Holding Corp.	(20,708)	(451,227)
Total		(4,195,403)
Total Materials		(6,485,688)
Real Estate (0.7)%
Diversified REITs (0.0)%
Nomura Real Estate Master Fund, Inc.	(93)	(87,794)
Industrial REITs (0.0)%
Segro PLC	(8,136)	(82,437)
Office REITs (0.2)%
SL Green Realty Corp.	(5,962)	(450,787)
Real Estate Management & Development (0.4)%
CoStar Group, Inc.(b)	(6,061)	(441,180)
Sagax AB, Class B	(8,374)	(201,804)
Zillow Group, Inc., Class C(b)	(8,414)	(505,597)
Total		(1,148,581)
Residential REITs (0.0)%
Mid-America Apartment Communities, Inc.	(648)	(98,068)
Retail REITs (0.1)%
Unibail-Rodamco-Westfield	(1,962)	(160,437)
Specialized REITs (0.0)%
Digital Realty Trust, Inc.	(719)	(128,147)
Total Real Estate		(2,156,251)
Total Common Stocks (Proceeds $134,627,708)		(131,059,900)

Preferred Stocks (0.1)%
Issuer	Shares	Value ($)
Consumer Discretionary (0.1)%
Automobiles (0.1)%
Dr. Ing. h.c. F. Porsche AG	(6,181)	(434,898)
Total Consumer Discretionary		(434,898)
Total Preferred Stocks (Proceeds $526,022)		(434,898)

Exchange-Traded Equity Funds (4.4)%
	Shares	Value ($)
U.S. Large Cap (0.7)%
SPDR S&P 500 ETF Trust	(3,686)	(2,096,007)
U.S. Mid Large Cap (3.7)%
VanEck Vectors Semiconductor ETF	(6,463)	(1,561,978)
iShares MSCI USA Momentum Factor ETF	(44,066)	(8,919,399)
Total		(10,481,377)
Total Exchange-Traded Equity Funds (Proceeds $12,814,317)		(12,577,384)
Total Investments in Securities Sold Short (Proceeds $147,968,047)		(144,072,182)
Total Investments in Securities, Net of Securities Sold Short		138,856,462
Other Assets & Liabilities, Net		147,415,621
Net Assets		286,272,083
At October 31, 2024, securities and/or cash totaling $269,449,636 were pledged as collateral.
Investments in derivatives
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Advanced Micro Devices, Inc.	Morgan Stanley	USD	2,521,225	175	167.50	11/01/2024	86,763	788
Amazon.com, Inc.	Morgan Stanley	USD	3,448,400	185	197.50	11/15/2024	92,344	73,537
Argenx SE	Morgan Stanley	USD	1,641,640	28	560.00	11/15/2024	54,193	96,460
Ascendis Pharma A/S	Morgan Stanley	USD	564,972	46	135.00	04/17/2025	56,719	43,930
Atlassian Corp.	Morgan Stanley	USD	2,262,480	120	195.00	11/01/2024	129,890	109,200
CDW Corp.	Morgan Stanley	USD	2,258,760	120	230.00	11/15/2024	60,229	1,200
Charles River Laboratories International	Morgan Stanley	USD	1,982,238	111	210.00	11/15/2024	68,046	22,200
Charles River Laboratories International	Morgan Stanley	USD	500,024	28	190.00	11/15/2024	24,617	15,540
Cognizant Technology Solutions Corp.	Morgan Stanley	USD	1,648,439	221	80.00	11/15/2024	22,807	8,840
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Call option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
CommVault Systems, Inc.	Morgan Stanley	USD	1,436,948	92	150.00	11/15/2024	32,146	81,880
Enphase Energy, Inc.	Morgan Stanley	USD	921,744	111	120.00	11/15/2024	128,490	1,776
FormFactor, Inc.	Morgan Stanley	USD	349,416	92	45.00	11/15/2024	26,039	3,220
FormFactor, Inc.	Morgan Stanley	USD	1,052,046	277	50.00	11/15/2024	35,464	693
Inspire Medical Systems, Inc.	Morgan Stanley	USD	1,248,256	64	200.00	11/15/2024	90,607	96,640
International Business Machines Corp.	Morgan Stanley	USD	950,912	46	210.00	11/08/2024	9,077	7,360
iShares Russell 2000 ETF	Morgan Stanley	USD	4,028,560	185	225.00	11/15/2024	75,311	53,835
MediaAlpha, Inc.	Morgan Stanley	USD	171,300	100	22.50	11/15/2024	13,086	250
Medpace Holdings, Inc.	Morgan Stanley	USD	2,608,026	83	390.00	11/15/2024	99,689	4,150
Medpace Holdings, Inc.	Morgan Stanley	USD	408,486	13	380.00	11/15/2024	24,260	1,397
Microsoft Corp.	Morgan Stanley	USD	1,503,495	37	440.00	11/01/2024	28,105	130
Modine Manufacturing Co.	Morgan Stanley	USD	1,295,470	110	140.00	11/15/2024	70,069	12,650
Monolithic Power Systems, Inc.	Morgan Stanley	USD	1,670,460	22	950.00	11/15/2024	91,132	4,730
Morgan Stanley	Morgan Stanley	USD	3,220,125	277	120.00	11/15/2024	61,535	44,597
Natera, Inc.	Morgan Stanley	USD	1,112,832	92	125.00	11/15/2024	65,867	63,940
NEXTracker, Inc.	Morgan Stanley	USD	1,099,032	276	35.00	11/15/2024	51,686	155,940
NEXTracker, Inc.	Morgan Stanley	USD	438,020	110	40.00	11/15/2024	25,957	29,150
Pagaya Technologies Ltd.	Morgan Stanley	USD	851,328	739	11.00	11/15/2024	98,308	73,900
PROCEPT BioRobotics Corp.	Morgan Stanley	USD	1,161,000	129	70.00	11/15/2024	71,152	256,065
Procore Technologies, Inc.	Morgan Stanley	USD	2,415,920	368	65.00	11/15/2024	104,139	90,160
Procore Technologies, Inc.	Morgan Stanley	USD	603,980	92	70.00	11/15/2024	16,895	6,210
Reddit, Inc.	Morgan Stanley	USD	334,040	28	88.00	11/01/2024	7,898	79,030
Roku, Inc.	Morgan Stanley	USD	474,192	74	80.00	11/01/2024	18,623	40,330
Roku, Inc.	Morgan Stanley	USD	589,536	92	85.00	11/01/2024	26,461	46
RxSight, Inc.	Morgan Stanley	USD	932,144	184	50.00	11/15/2024	54,272	93,840
SharkNinja, Inc.	Morgan Stanley	USD	1,364,708	148	115.00	11/15/2024	83,404	2,960
SPDR S&P Regional Banking ETF	Morgan Stanley	USD	3,053,610	518	57.00	12/20/2024	145,018	255,115
State Street Bank and Trust Co.	Morgan Stanley	USD	7,598,655	1,289	61.00	11/08/2024	183,397	152,746
Taiwan Semiconductor Manufacturing Co., Ltd.	Morgan Stanley	USD	1,752,968	92	200.00	11/08/2024	35,349	21,988
Taiwan Semiconductor Manufacturing Co., Ltd.	Morgan Stanley	USD	3,544,044	186	180.00	11/15/2024	155,342	260,400
TransMedics Group, Inc.	Morgan Stanley	USD	368,865	45	140.00	11/15/2024	58,405	338
Uber Technologies, Inc.	Morgan Stanley	USD	1,995,785	277	82.00	11/08/2024	76,457	2,216
Upstart Holdings, Inc.	Morgan Stanley	USD	447,856	92	60.00	11/08/2024	35,517	17,664
Watsco, Inc.	Morgan Stanley	USD	2,175,846	46	510.00	11/15/2024	67,482	11,155
Watsco, Inc.	Morgan Stanley	USD	425,709	9	500.00	11/15/2024	16,792	4,050
Zeta Global Holdings Corp.	Morgan Stanley	USD	763,968	276	30.00	11/15/2024	86,421	63,480
Total							2,865,460	2,365,726

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Albemarle Corp.	Morgan Stanley	USD	2,624,021	277	95.00	11/15/2024	162,471	171,047
Amazon.com, Inc.	Morgan Stanley	USD	2,479,120	133	182.50	11/08/2024	72,147	77,472
Apple, Inc.	Morgan Stanley	USD	2,485,010	110	230.00	11/01/2024	37,577	66,825
Apple, Inc.	Morgan Stanley	USD	2,485,010	110	225.00	11/08/2024	44,159	60,500
Applied Materials, Inc.	Morgan Stanley	USD	2,687,384	148	180.00	11/15/2024	122,541	115,440
Argenx SE	Morgan Stanley	USD	1,641,640	28	510.00	11/15/2024	19,504	6,930
Carvana Co.	Morgan Stanley	USD	766,661	31	190.00	11/08/2024	19,708	558
CDW Corp.	Morgan Stanley	USD	1,392,902	74	210.00	11/15/2024	33,211	157,250
Cellebrite DI Ltd.	Morgan Stanley	USD	604,395	333	17.50	11/15/2024	33,260	34,133
Champion Homes, Inc.	Morgan Stanley	USD	1,791,069	203	85.00	11/15/2024	68,461	57,347
CommVault Systems, Inc.	Morgan Stanley	USD	2,014,851	129	120.00	11/15/2024	45,461	4,838
Eli Lilly & Co.	Morgan Stanley	USD	2,572,194	31	815.00	11/08/2024	44,531	36,115
Eli Lilly & Co.	Morgan Stanley	USD	2,323,272	28	770.00	11/08/2024	49,995	6,244
Enphase Energy, Inc.	Morgan Stanley	USD	1,228,992	148	75.00	11/08/2024	37,889	18,278
Financial Select Sector SPDR Fund	Morgan Stanley	USD	8,556,968	1,841	46.00	11/08/2024	90,261	108,619
First Solar, Inc.	Morgan Stanley	USD	3,578,432	184	190.00	11/01/2024	108,197	16,284
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Put option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Floor & Decor Holdings, Inc.	Morgan Stanley	USD	1,906,425	185	105.00	11/15/2024	74,521	102,675
GeneDx Holdings Corp.	Morgan Stanley	USD	2,556,897	313	52.50	11/15/2024	137,188	14,085
Invesco QQQ Trust Series 1	Morgan Stanley	USD	10,257,620	212	490.00	11/01/2024	140,013	34,980
Invesco QQQ Trust Series 1	Morgan Stanley	USD	8,031,910	166	491.00	11/01/2024	121,356	30,959
KLA Corp.	Morgan Stanley	USD	1,865,444	28	680.00	11/15/2024	98,931	85,680
Lennar Corp.	Morgan Stanley	USD	3,150,550	185	180.00	11/08/2024	98,532	197,025
Modine Manufacturing Co.	Morgan Stanley	USD	1,295,470	110	110.00	11/15/2024	35,378	39,050
Monday.com Ltd.	Morgan Stanley	USD	4,878,242	166	270.00	11/15/2024	257,965	169,320
Monday.com Ltd.	Morgan Stanley	USD	1,087,319	37	280.00	11/15/2024	63,568	51,800
NEXTracker, Inc.	Morgan Stanley	USD	1,027,356	258	30.00	11/15/2024	57,637	4,515
Primoris Services Corp.	Morgan Stanley	USD	1,139,684	182	60.00	11/15/2024	35,530	43,225
PROCEPT BioRobotics Corp.	Morgan Stanley	USD	1,989,000	221	60.00	11/15/2024	61,367	1,105
Reddit, Inc.	Morgan Stanley	USD	7,706,780	646	75.00	11/01/2024	163,482	323
Reddit, Inc.	Morgan Stanley	USD	3,304,610	277	80.00	11/01/2024	132,120	139
Samsara, Inc.	Morgan Stanley	USD	2,207,898	462	48.00	11/08/2024	73,009	77,385
Samsara, Inc.	Morgan Stanley	USD	707,292	148	47.00	11/08/2024	25,309	22,940
SharkNinja, Inc.	Morgan Stanley	USD	2,037,841	221	95.00	11/15/2024	43,693	141,440
SharkNinja, Inc.	Morgan Stanley	USD	1,189,509	129	90.00	11/15/2024	50,019	44,505
Silicon Motion Technology Corp.	Morgan Stanley	USD	2,141,638	398	52.50	11/15/2024	53,025	79,600
Spotify Technology SA	Morgan Stanley	USD	2,849,740	74	365.00	11/15/2024	93,352	89,725
Super Micro Computer, Inc.	Morgan Stanley	USD	1,074,159	369	30.00	11/15/2024	85,917	169,740
TopBuild Corp.	Morgan Stanley	USD	1,307,506	37	370.00	11/15/2024	70,209	96,015
Universal Display Corp.	Morgan Stanley	USD	1,334,368	74	200.00	11/15/2024	58,195	145,040
Zeta Global Holdings Corp.	Morgan Stanley	USD	1,021,392	369	22.50	11/15/2024	32,010	41,513
Total							3,051,699	2,620,664

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Advanced Micro Devices, Inc.	Morgan Stanley	USD	(1,599,177)	(111)	180.00	11/01/2024	(17,368)	(167)
Argenx SE	Morgan Stanley	USD	(1,641,640)	(28)	610.00	11/15/2024	(7,474)	(22,260)
Eli Lilly & Co.	Morgan Stanley	USD	(5,310,336)	(64)	1,000.00	11/01/2024	(47,414)	(96)
GeneDx Holdings Corp.	Morgan Stanley	USD	(449,295)	(55)	115.00	12/20/2024	(18,095)	(16,500)
GeneDx Holdings Corp.	Morgan Stanley	USD	(359,436)	(44)	90.00	12/20/2024	(9,602)	(35,860)
Monday.com Ltd.	Morgan Stanley	USD	(1,087,319)	(37)	310.00	11/01/2024	(6,038)	(3,977)
Monday.com Ltd.	Morgan Stanley	USD	(3,967,245)	(135)	305.00	11/01/2024	(62,067)	(30,375)
PROCEPT BioRobotics Corp.	Morgan Stanley	USD	(1,161,000)	(129)	90.00	12/20/2024	(21,594)	(92,235)
Procore Technologies, Inc.	Morgan Stanley	USD	(1,811,940)	(276)	75.00	11/15/2024	(13,516)	(12,420)
Samsara, Inc.	Morgan Stanley	USD	(2,207,898)	(462)	52.00	11/01/2024	(22,624)	(5,775)
SharkNinja, Inc.	Morgan Stanley	USD	(1,364,708)	(148)	130.00	11/15/2024	(20,193)	(370)
SPDR S&P Regional Banking ETF	Morgan Stanley	USD	(7,598,655)	(1,289)	65.00	11/08/2024	(43,067)	(38,670)
TransMedics Group, Inc.	Morgan Stanley	USD	(450,835)	(55)	180.00	11/15/2024	(16,061)	(275)
Watsco, Inc.	Morgan Stanley	USD	(425,709)	(9)	550.00	11/15/2024	(2,998)	(743)
Watsco, Inc.	Morgan Stanley	USD	(2,175,846)	(46)	560.00	11/15/2024	(11,479)	(4,140)
Total							(319,590)	(263,863)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Apple, Inc.	Morgan Stanley	USD	(2,485,010)	(110)	205.00	11/08/2024	(4,470)	(7,205)
Argenx SE	Morgan Stanley	USD	(1,641,640)	(28)	480.00	11/15/2024	(4,883)	(7,000)
Super Micro Computer, Inc.	Morgan Stanley	USD	(1,074,159)	(369)	20.00	11/15/2024	(14,801)	(43,357)
Total							(24,154)	(57,562)

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on GeneDx Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	853,718	308,813	(2,042)	—	—	306,771	—
Total return on GeneDx Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	806,925	291,887	(1,930)	—	—	289,957	—
Total return on Astera Labs, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,167,752	143,749	(2,618)	—	—	141,131	—
Total return on Astera Labs, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,167,065	143,665	(2,617)	—	—	141,048	—
Total return on Astera Labs, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,161,567	142,988	(2,606)	—	—	140,382	—
Total return on CommVault Systems, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	2,173,248	122,745	(4,873)	—	—	117,872	—
Total return on argenx SE	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,507,926	117,298	(3,155)	—	—	114,143	—
Total return on CommVault Systems, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	2,026,147	114,437	(4,543)	—	—	109,894	—
Total return on Astera Labs, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	589,092	72,517	(1,322)	—	—	71,195	—
Total return on Astera Labs, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	587,655	72,340	(1,318)	—	—	71,022	—
Total return on Astera Labs, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	581,721	71,609	(1,304)	—	—	70,305	—
Total return on Astera Labs, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	573,225	70,563	(1,285)	—	—	69,278	—
Total return on Astera Labs, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	548,986	67,580	(1,231)	—	—	66,349	—
Total return on Primoris Services Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,311,019	40,133	(2,939)	—	—	37,194	—
Total return on Astera Labs, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	292,547	36,012	(656)	—	—	35,356	—
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Primoris Services Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	660,461	20,218	(1,480)	—	—	18,738	—
Total return on CommVault Systems, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	282,670	15,965	(676)	—	—	15,289	—
Total return on CommVault Systems, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	279,122	15,765	(626)	—	—	15,139	—
Total return on CommVault Systems, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	264,338	14,930	(593)	—	—	14,337	—
Total return on Astera Labs, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	78,087	9,613	(187)	—	—	9,426	—
Total return on Taiwan Semiconductor Manufacturing Co., Ltd.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	511,239	9,316	(1,145)	—	—	8,171	—
Total return on CommVault Systems, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	149,910	8,467	(336)	—	—	8,131	—
Total return on GeneDx Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	11,698	4,232	(28)	—	—	4,204	—
Total return on Taiwan Semiconductor Manufacturing Co., Ltd.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	256,929	4,682	(576)	—	—	4,106	—
Total return on CommVault Systems, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	43,169	2,438	(104)	—	—	2,334	—
Total return on Taiwan Semiconductor Manufacturing Co., Ltd.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	113,962	2,076	(229)	—	—	1,847	—
Total return on Taiwan Semiconductor Manufacturing Co., Ltd.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	79,530	1,449	(178)	—	—	1,271	—
Total return on Taiwan Semiconductor Manufacturing Co., Ltd.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	71,297	1,299	(143)	—	—	1,156	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Cellebrite DI Ltd.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	723,600	2,400	(1,622)	—	—	778	—
Total return on Cellebrite DI Ltd.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	279,617	927	(627)	—	—	300	—
Total return on Taiwan Semiconductor Manufacturing Co., Ltd.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	7,859	143	(17)	—	—	126	—
Total return on Cellebrite DI Ltd.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	6,096	20	(13)	—	—	7	—
Total return on IES Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	9,018	(52)	(20)	—	—	—	(72)
Total return on IES Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	14,736	(85)	(36)	—	—	—	(121)
Total return on Amazon.com, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	18,957	(130)	(43)	—	—	—	(173)
Total return on Champion Homes, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	3,943	(325)	(10)	—	—	—	(335)
Total return on Axon Enterprise, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	33,861	(828)	(76)	—	—	—	(904)
Total return on Axon Enterprise, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	50,358	(1,232)	(113)	—	—	—	(1,345)
Total return on Amazon.com, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	169,859	(1,167)	(381)	—	—	—	(1,548)
Total return on IES Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	194,427	(1,127)	(465)	—	—	—	(1,592)
Total return on Amazon.com, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	189,942	(1,305)	(426)	—	—	—	(1,731)
Total return on Silicon Motion Technology Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	30,009	(1,813)	(72)	—	—	—	(1,885)
Total return on Amazon.com, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	272,151	(1,871)	(610)	—	—	—	(2,481)
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on IES Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	407,769	(2,364)	(915)	—	—	—	(3,279)
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	34,045	(3,365)	(77)	—	—	—	(3,442)
Total return on Amazon.com, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	617,312	(4,243)	(1,384)	—	—	—	(5,627)
Total return on Zeta Global Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	40,477	(5,628)	(90)	—	—	—	(5,718)
Total return on Zeta Global Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	47,003	(6,535)	(113)	—	—	—	(6,648)
Total return on Natera, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	115,068	(7,172)	(258)	—	—	—	(7,430)
Total return on Axon Enterprise, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	294,767	(7,211)	(661)	—	—	—	(7,872)
Total return on IES Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,009,085	(5,850)	(2,413)	—	—	—	(8,263)
Total return on Eli Lilly & Co.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	88,592	(8,107)	(199)	—	—	—	(8,306)
Total return on Silicon Motion Technology Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	134,756	(8,141)	(302)	—	—	—	(8,443)
Total return on Axon Enterprise, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	329,931	(8,071)	(740)	—	—	—	(8,811)
Total return on Silicon Motion Technology Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	171,581	(10,366)	(345)	—	—	—	(10,711)
Total return on Amazon.com, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,217,357	(8,367)	(2,729)	—	—	—	(11,096)
Total return on Axon Enterprise, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	471,888	(11,544)	(1,058)	—	—	—	(12,602)
Total return on Champion Homes, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	174,627	(14,401)	(417)	—	—	—	(14,818)
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on CommVault Systems, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,148,969	(18,621)	—	—	—	—	(18,621)
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	238,315	(23,557)	(480)	—	—	—	(24,037)
Total return on Axon Enterprise, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	998,910	(24,437)	(2,238)	—	—	—	(26,675)
Total return on Natera, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	416,670	(25,969)	(839)	—	—	—	(26,808)
Total return on Axon Enterprise, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,070,974	(26,200)	(2,400)	—	—	—	(28,600)
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	285,575	(28,228)	(683)	—	—	—	(28,911)
Total return on Eli Lilly & Co.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	312,355	(28,584)	(701)	—	—	—	(29,285)
Total return on Natera, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	465,819	(29,032)	(1,045)	—	—	—	(30,077)
Total return on Eli Lilly & Co.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	348,888	(31,928)	(782)	—	—	—	(32,710)
Total return on Natera, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	588,756	(36,695)	(1,320)	—	—	—	(38,015)
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	408,838	(40,413)	(917)	—	—	—	(41,330)
Total return on MongoDB, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	797,902	(39,971)	(1,789)	—	—	—	(41,760)
Total return on Natera, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	667,188	(41,583)	(1,495)	—	—	—	(43,078)
Total return on Eli Lilly & Co.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	498,673	(45,635)	(1,118)	—	—	—	(46,753)
Total return on Zeta Global Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	346,223	(48,137)	(698)	—	—	—	(48,835)
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	489,247	(48,361)	(1,097)	—	—	—	(49,458)
Total return on MongoDB, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,004,280	(50,309)	(2,252)	—	—	—	(52,561)
Total return on Zeta Global Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	387,150	(53,828)	(868)	—	—	—	(54,696)
Total return on Silicon Motion Technology Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	889,689	(53,751)	(1,994)	—	—	—	(55,745)
Total return on Silicon Motion Technology Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,060,869	(64,093)	(2,378)	—	—	—	(66,471)
Total return on Zeta Global Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	536,648	(74,613)	(1,203)	—	—	—	(75,816)
Total return on Zeta Global Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	554,427	(77,085)	(1,243)	—	—	—	(78,328)
Total return on Eli Lilly & Co.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	841,168	(76,977)	(1,886)	—	—	—	(78,863)
Total return on Zeta Global Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	593,585	(82,530)	(1,331)	—	—	—	(83,861)
Total return on Natera, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,513,815	(94,349)	(3,394)	—	—	—	(97,743)
Total return on Eli Lilly & Co.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,133,430	(103,723)	(2,541)	—	—	—	(106,264)
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,110,120	(109,733)	(2,489)	—	—	—	(112,222)
Total return on Zeta Global Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	909,170	(126,407)	(2,039)	—	—	—	(128,446)
Total return on Champion Homes, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,781,460	(146,911)	(4,263)	—	—	—	(151,174)
Total return on Zeta Global Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,257,933	(174,898)	(2,820)	—	—	—	(177,718)
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Natera, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	2,927,010	(182,428)	(6,561)	—	—	—	(188,989)
Total return on Eli Lilly & Co.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	2,187,401	(200,174)	(4,903)	—	—	—	(205,077)
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	2,188,733	(216,352)	(4,906)	—	—	—	(221,258)
Total return on Zeta Global Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	2,480,180	(344,834)	(5,560)	—	—	—	(350,394)
Total return on AtkinsRealis Group, Inc.	CORRA plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	2,058,330	111,526	(2,989)	—	—	108,537	—
Total return on AtkinsRealis Group, Inc.	CORRA plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	1,062,651	57,577	(1,517)	—	—	56,060	—
Total return on AtkinsRealis Group, Inc.	CORRA plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	592,722	32,115	(903)	—	—	31,212	—
Total return on AtkinsRealis Group, Inc.	CORRA plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	468,309	25,374	(668)	—	—	24,706	—
Total return on AtkinsRealis Group, Inc.	CORRA plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	327,075	17,722	(467)	—	—	17,255	—
Total return on AtkinsRealis Group, Inc.	CORRA plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	292,436	15,845	(418)	—	—	15,427	—
Total return on AtkinsRealis Group, Inc.	CORRA plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	69,402	3,760	(99)	—	—	3,661	—
Total							(697,451)	(134,266)	—	—	2,144,115	(2,975,832)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Day Overnight Fed Funds Effective Rate	Overnight Federal Funds Effective Rate	4.830%
CORRA	Canadian Overnight Repo Rate Average	3.810%
Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(b)	Non-income producing investment.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2024, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at October 31, 2024.
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(f)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.040%
	49,547,895	123,171,961	(159,411,963)	(3,022)	13,304,871	9,504	886,739	13,307,533

(g)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2024, the total value of these securities amounted to $499,175, which represents 0.17% of total net assets.

Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
CAD	Canada Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Fair value measurements   (continued)
in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	29,363,225	1,907,263	—	31,270,488
Consumer Discretionary	17,849,998	1,325,047	—	19,175,045
Consumer Staples	7,213,823	2,587,408	—	9,801,231
Energy	5,634,306	2,058,394	—	7,692,700
Financials	25,924,402	7,339,220	—	33,263,622
Health Care	41,700,412	1,917,760	—	43,618,172
Industrials	30,224,892	8,794,375	—	39,019,267
Information Technology	48,685,472	1,045,591	—	49,731,063
Materials	8,652,381	1,905,226	—	10,557,607
Real Estate	5,392,893	—	—	5,392,893
Utilities	9,459,844	4,545,089	—	14,004,933
Total Common Stocks	230,101,648	33,425,373	—	263,527,021
Limited Partnerships
Energy	777,517	—	—	777,517
Total Limited Partnerships	777,517	—	—	777,517
Preferred Stocks
Consumer Discretionary	—	119,653	—	119,653
Consumer Staples	—	213,192	—	213,192
Total Preferred Stocks	—	332,845	—	332,845
Warrants
Information Technology	—	—	0 *	0 *
Total Warrants	—	—	0 *	0 *
Call Option Contracts Purchased	2,365,726	—	—	2,365,726
Put Option Contracts Purchased	2,620,664	—	—	2,620,664
Money Market Funds	13,304,871	—	—	13,304,871
Total Investments in Securities	249,170,426	33,758,218	0 *	282,928,644
Investments in Securities Sold Short
Common Stocks
Communication Services	(1,780,581)	(1,394,861)	—	(3,175,442)
Consumer Discretionary	(14,555,982)	(1,365,916)	—	(15,921,898)
Consumer Staples	(1,852,686)	(662,894)	—	(2,515,580)
Energy	(2,861,784)	(797,278)	—	(3,659,062)
Financials	(8,264,043)	(4,078,059)	—	(12,342,102)
Health Care	(13,044,451)	(3,047,163)	—	(16,091,614)
Industrials	(14,249,601)	(4,592,631)	—	(18,842,232)
Information Technology	(49,870,031)	—	—	(49,870,031)
Materials	(3,869,639)	(2,616,049)	—	(6,485,688)
Real Estate	(1,623,779)	(532,472)	—	(2,156,251)
Total Common Stocks	(111,972,577)	(19,087,323)	—	(131,059,900)
Exchange-Traded Equity Funds	(12,577,384)	—	—	(12,577,384)
Preferred Stocks
Consumer Discretionary	—	(434,898)	—	(434,898)
Total Preferred Stocks	—	(434,898)	—	(434,898)
Total Investments in Securities Sold Short	(124,549,961)	(19,522,221)	—	(144,072,182)
Total Investments in Securities, Net of Securities Sold Short	124,620,465	14,235,997	0 *	138,856,462
Investments in Derivatives
Asset
Swap Contracts	—	2,144,115	—	2,144,115
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Liability
Call Option Contracts Written	(263,863)	—	—	(263,863)
Put Option Contracts Written	(57,562)	—	—	(57,562)
Swap Contracts	—	(2,975,832)	—	(2,975,832)
Total	124,299,040	13,404,280	0 *	137,703,320

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
Swap contracts are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2024

Statement of Assets and Liabilities
October 31, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $216,975,784)	$264,637,383
Affiliated issuers (cost $13,303,742)	13,304,871
Option contracts purchased (cost $5,917,159)	4,986,390
Cash	126,560
Foreign currency (cost $1,534)	1,502
Cash collateral held at broker for:
Swap contracts	10,800,000
Other(a)	137,631,386
Unrealized appreciation on swap contracts	2,144,115
Receivable for:
Investments sold	1,606,978
Capital shares sold	105,554
Dividends	273,293
Interest	339,020
Foreign tax reclaims	251,633
Expense reimbursement due from Investment Manager	628
Prepaid expenses	3,754
Deferred compensation of board members	50,179
Other assets	111
Total assets	436,263,357
Liabilities
Securities sold short, at value (proceeds $147,968,047)	144,072,182
Option contracts written, at value (premiums received $343,744)	321,425
Unrealized depreciation on swap contracts	2,975,832
Payable for:
Investments purchased	1,534,792
Capital shares redeemed	292,171
Dividends and interest on securities sold short	600,026
Management services fees	12,656
Transfer agent fees	43,205
Compensation of chief compliance officer	25
Compensation of board members	742
Other expenses	64,884
Deferred compensation of board members	73,334
Total liabilities	149,991,274
Net assets applicable to outstanding capital stock	$286,272,083
Represented by
Paid in capital	222,045,328
Total distributable earnings (loss)	64,226,755
Total - representing net assets applicable to outstanding capital stock	$286,272,083
Institutional Class
Net assets	$286,272,083
Shares outstanding	36,658,399
Net asset value per share	$7.81

(a)	Includes collateral related to option contracts purchased, option contracts written, swap contracts and securities sold short.
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Directional Alternative Strategies Fund  | 2024

Statement of Operations
Six Months Ended October 31, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$2,211,953
Dividends — affiliated issuers	886,739
Interest	1,568,161
Interfund lending	65
Foreign taxes withheld	(87,077)
Total income	4,579,841
Expenses:
Management services fees	2,225,728
Transfer agent fees
Institutional Class	277,618
Custodian fees	56,131
Printing and postage fees	31,355
Registration fees	20,440
Accounting services fees	26,443
Legal fees	6,595
Dividends and interest on securities sold short	1,152,677
Interest on interfund lending	146
Compensation of chief compliance officer	25
Compensation of board members	6,918
Deferred compensation of board members	2,918
Other	5,389
Total expenses	3,812,383
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(282,722)
Total net expenses	3,529,661
Net investment income	1,050,180
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	17,191,195
Investments — affiliated issuers	9,504
Foreign currency translations	(17,293)
Option contracts purchased	(4,004,070)
Option contracts written	(92,574)
Securities sold short	(4,386,225)
Swap contracts	6,364,353
Net realized gain	15,064,890
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	12,546,863
Investments — affiliated issuers	(3,022)
Foreign currency translations	242,226
Option contracts purchased	(930,769)
Option contracts written	20,887
Securities sold short	(704,962)
Swap contracts	(831,717)
Net change in unrealized appreciation (depreciation)	10,339,506
Net realized and unrealized gain	25,404,396
Net increase in net assets resulting from operations	$26,454,576
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2024

Statement of Changes in Net Assets

	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
Operations
Net investment income	$1,050,180	$3,937,217
Net realized gain	15,064,890	15,794,838
Net change in unrealized appreciation (depreciation)	10,339,506	11,654,699
Net increase in net assets resulting from operations	26,454,576	31,386,754
Distributions to shareholders
Net investment income and net realized gains
Institutional Class	—	(4,149,250)
Total distributions to shareholders	—	(4,149,250)
Decrease in net assets from capital stock activity	(12,763,783)	(14,419,213)
Total increase in net assets	13,690,793	12,818,291
Net assets at beginning of period	272,581,290	259,762,999
Net assets at end of period	$286,272,083	$272,581,290

	Six Months Ended		Year Ended
	October 31, 2024 (Unaudited)		April 30, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Institutional Class
Shares sold	2,192,486	16,217,893	6,632,497	44,316,193
Distributions reinvested	—	—	617,448	4,149,250
Shares redeemed	(3,920,620)	(28,981,676)	(9,355,548)	(62,884,656)
Net decrease	(1,728,134)	(12,763,783)	(2,105,603)	(14,419,213)
Total net decrease	(1,728,134)	(12,763,783)	(2,105,603)	(14,419,213)
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Directional Alternative Strategies Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Institutional Class	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30,
		2024	2023	2022	2021	2020
Per share data
Net asset value, beginning of period	$7.10	$6.42	$7.42	$7.23	$6.00	$6.78
Income (loss) from investment operations:
Net investment income (loss)	0.03	0.10	0.04	(0.07)	(0.08)	(0.01)
Net realized and unrealized gain (loss)	0.68	0.69	(0.28)	0.80	1.31	(0.72)
Total from investment operations	0.71	0.79	(0.24)	0.73	1.23	(0.73)
Distributions to shareholders
Distributions from net investment income	—	(0.09)	(0.15)	(0.08)	—	—
Distributions from net realized gains	—	(0.02)	(0.61)	(0.46)	—	(0.05)
Total distributions to shareholders	—	(0.11)	(0.76)	(0.54)	—	(0.05)
Net asset value, end of period	$7.81	$7.10	$6.42	$7.42	$7.23	$6.00
Total return	10.00%	12.34%	(3.44%)	10.42%	20.50%	(10.81%)
Ratios to average net assets
Total gross expenses(a)	2.73%(b),(c)	2.36%(b),(c)	2.62%(b),(c)	2.61%(b),(c),(d)	2.90%(b),(c),(d)	2.31%(b),(d)
Total net expenses(a),(e)	2.53%(b),(c)	2.07%(b),(c)	2.35%(b),(c)	2.43%(b),(c),(d)	2.71%(b),(c),(d)	2.19%(b),(d)
Net investment income (loss)	0.75%	1.47%	0.62%	(1.00%)	(1.31%)	(0.14%)
Supplemental data
Net assets, end of period (in thousands)	$286,272	$272,581	$259,763	$266,700	$278,350	$221,159
Portfolio turnover	127%	193%	399%	323%	254%	197%

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, annualized expenses would have been lower by:

Class	10/31/2024	4/30/2024	4/30/2023	4/30/2022	4/30/2021	4/30/2020
Institutional Class	0.83%	0.41%	0.51%	0.59%	0.87%	0.32%

(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2024

Notes to Financial Statements
October 31, 2024 (Unaudited)
Note 1. Organization
Multi-Manager Directional Alternative Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers the share class listed in the Statement of Assets and Liabilities which is not subject to any front-end sales charge or contingent deferred sales charge.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Multi-Manager Directional Alternative Strategies Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives generally is expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes
Multi-Manager Directional Alternative Strategies Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to produce incremental earnings, to decrease the Fund’s exposure to equity risk, to increase return on investments, to protect gains and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.

Multi-Manager Directional Alternative Strategies Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Total return swap contracts
The Fund entered into total return swap contracts to manage long or short exposure to the total return on a specified reference security in return for periodic payments based on a fixed or variable interest rate. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.
Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses). Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. This risk may be offset if the
Multi-Manager Directional Alternative Strategies Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
Fund holds any of the underlying reference security, instrument or asset. Total return swap contracts are subject to the risk that the counterparty may not fulfill its obligations under the contract. This risk is offset by the daily exchange of variation margin with the swap counterparty.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2024:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Investments, at value — Option contracts purchased	4,986,390
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	2,144,115 *
Total		7,130,505

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Option contracts written, at value	321,425
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	2,975,832 *
Total		3,297,257

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Equity risk	(4,004,070)	(92,574)	6,364,353	2,267,709

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Equity risk	(930,769)	20,887	(831,717)	(1,741,599)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended October 31, 2024:
Derivative instrument	Average value ($)
Option contracts purchased	2,041,732
Option contracts written	(136,540)

Multi-Manager Directional Alternative Strategies Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Total return swap contracts	969,559	(803,779)
Short sales
The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is required to maintain a margin account with the broker and to pledge assets to the broker as collateral for the borrowed security. Securities pledged as collateral are designated in the Portfolio of Investments. In addition, the collateral is recorded as cash collateral held at broker in the Statement of Assets and Liabilities. The Fund can purchase the same security at the current market price and deliver it to the broker to close out the short sale. The Fund is obligated to pay the broker a fee for borrowing the security and may receive rebate income from the investment of collateral. The net amount of income or fees is included in "Interest income" (for net income received) or “Dividends and interest on securities sold short” (for net expense) in the Statement of Operations. A short position is reported as a liability at fair value in the Statement of Assets and Liabilities. The Fund must also pay the broker for any dividends accrued (recognized on ex-date) on the borrowed security. This amount is recorded as an expense in the Statement of Operations. The Fund will record a gain if the security declines in value, and will realize a loss if the security appreciates. Such gain, limited to the price at which the Fund sold the security short, or such loss, potentially unlimited in size because the short position loses value as the market price of the security sold short increases, will be recognized upon the termination of a short sale.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of October 31, 2024:
	JPMorgan ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Total ($)
Assets
Call option contracts purchased	-	2,365,726	-	2,365,726
Put option contracts purchased	-	2,620,664	-	2,620,664
OTC total return swap contracts (b)	-	-	2,144,115	2,144,115
Total assets	-	4,986,390	2,144,115	7,130,505
Liabilities
Call option contracts written	-	263,863	-	263,863
Put option contracts written	-	57,562	-	57,562
OTC total return swap contracts (b)	-	-	2,975,832	2,975,832
Securities borrowed	4,492,904	139,579,278	-	144,072,182
Total liabilities	4,492,904	139,900,703	2,975,832	147,369,439
Total financial and derivative net assets	(4,492,904)	(134,914,313)	(831,717)	(140,238,934)
Total collateral received (pledged) (c)	(4,492,904)	(134,914,313)	(831,717)	(140,238,934)
Net amount (d)	-		-	-

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis.
Multi-Manager Directional Alternative Strategies Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Multi-Manager Directional Alternative Strategies Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is equal to 1.60% of the Fund’s daily net assets.
Effective September 5, 2023 (Waiver Effective Date), the Investment Manager started to voluntarily waive a portion of its management fee effective on Fund assets formerly managed by a Fund subadviser that was terminated on the Waiver Effective Date (the Former Subadviser’s Sleeve), which assets have been managed directly by the Investment Manager since that date. The Investment Manager waived its management fees in an amount equal to the subadvisory fees that would have been paid by the Investment Manager to the former subadviser with respect to the Former Subadviser’s Sleeve (based on the fee schedule in the terminated subadvisory agreement between the Investment Manager and the former subadviser and the daily value of such assets). This voluntary management fee waiver was not taken into account as an offset to the Fund’s operating expenses when calculating an existing contractual fee waiver/reimbursement arrangement between the Fund and the Investment Manager. Effective July 23, 2024, this voluntary waiver arrangement was terminated.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Allspring Global Investments, LLC and Boston Partners Global Investors, Inc., each of which subadvises a portion of the assets of the Fund. Effective July 24, 2024, the Investment Manager has entered into a Subadvisory Agreement with Summit Partners Public Asset Management, LLC to serve as a subadviser to a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Multi-Manager Directional Alternative Strategies Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended October 31, 2024, the Fund’s annualized effective transfer agency fee rate as a percentage of average daily net assets was as follows:
Effective rate (%)
Institutional Class	0.20
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	September 1, 2024 through August 31, 2025 (%)	Prior to September 1, 2024 (%)
Institutional Class	1.82	1.84
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. The Fund’s management services fee voluntary waiver, which took effect on September 5, 2023, is also excluded from the waiver/reimbursement commitment and, therefore, provides an additional benefit to the Fund’s shareholders. Effective July 23, 2024, this voluntary waiver arrangement was terminated. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Multi-Manager Directional Alternative Strategies Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
87,885,000	65,371,000	(15,553,000)	49,818,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $436,984,049 and $506,636,506, respectively, for the six months ended October 31, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Brokerage commissions paid to brokers affiliated with the Investment Manager of the Fund were $362 for the six months ended October 31, 2024.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
Multi-Manager Directional Alternative Strategies Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended October 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	300,000	5.86	3
Lender	400,000	5.86	1
Interest income earned and interest expense incurred by the Fund are recorded as Interfund lending and Interest on interfund lending, respectively, in the Statement of Operations. The Fund had no outstanding interfund loans at October 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended October 31, 2024.
Note 9. Significant risks
Alternative strategies investment risk
An investment in alternative investment strategies (Alternative Strategies) involves risks, which may be significant. Alternative Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated with the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. Alternative Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated with the broad equity and/or fixed income/debt markets than was anticipated, and the Fund may lose money.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant

Multi-Manager Directional Alternative Strategies Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At October 31, 2024, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Short positions risk
The Fund may establish short positions which introduce more risk to the Fund than long positions (where the Fund owns the instrument or other asset) because the maximum sustainable loss on an instrument or other asset purchased (held long) is limited to the amount paid for the instrument or other asset plus the transaction costs, whereas there is no maximum price of the shorted instrument or other asset when purchased in the open market. Therefore, in theory, short positions have unlimited risk. The Fund’s use of short positions in effect “leverages” the Fund. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. To the extent the Fund takes a short position in a derivative instrument or other asset, this involves the risk of a potentially unlimited increase in the value of the underlying instrument or other asset.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Multi-Manager Directional Alternative Strategies Fund  | 2024

 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Multi-Manager Directional Alternative Strategies Fund (the Fund).  Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of Allspring Global Investments, LLC (Allspring), Boston Partners Global Investors, Inc. (Boston Partners), and Summit Partners Public Asset Management, LLC (Summit) (collectively, the Subadvisers), the Subadvisers provide portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Advisory Agreements;
•
Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;

Multi-Manager Directional Alternative Strategies Fund  | 2024

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
•
Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers.  With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed.  The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
Multi-Manager Directional Alternative Strategies Fund  | 2024

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager’s process for monitoring such Subadvisers’ performance.  The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate a Subadviser.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally and the Investment Manager’s evaluation of the contribution of each Subadviser to the Fund’s investment mandate.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund.  The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each Subadviser to provide comparable subadvisory services.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.

Multi-Manager Directional Alternative Strategies Fund  | 2024

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that while the Management Agreement and Subadvisory Agreement with Summit did not provide for breakpoints, the Subadvisory Agreement with each of Allspring and Boston Partners provides for breakpoints that reduce the fees payable to each Subadviser as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and each of the Subadvisory Agreements.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
Multi-Manager Directional Alternative Strategies Fund  | 2024

Multi-Manager Directional Alternative Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR284_04_P01_(12/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	December 20, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	December 20, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	December 20, 2024